NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2010

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
356,054 shares (cost $3,927,975)	$3,304,179
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
331,935 shares (cost $4,031,658)	4,315,159
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
211,459 shares (cost $2,769,817)	3,013,291
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
389,509 shares (cost $3,697,494)	3,969,098
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
3,723,318 shares (cost $40,233,696)	39,318,238
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
5,526,214 shares (cost $62,671,708)	57,472,629
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,384,019 shares (cost $13,965,450)	14,421,481
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
15,719,792 shares (cost $152,632,333)	155,808,294
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2,825,686 shares (cost $23,929,621)	27,092,390
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
8,878,167 shares (cost $47,632,919)	49,678,669
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
4,183,479 shares (cost $48,192,914)	49,827,328
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
6,035,004 shares (cost $40,958,197)	41,396,506
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,699,766 shares (cost $9,770,387)	10,869,491
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
4,236,074 shares (cost $28,649,314)	28,503,269
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
5,223,326 shares (cost $48,080,845)	54,205,589
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
9,723,498 shares (cost $30,707,885)	33,942,787
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
1,960,088 shares (cost $17,237,065)	16,678,389
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
876,223 shares (cost $16,518,194)	15,145,784
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
284,943 shares (cost $5,120,564)	6,301,367
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
3,417,528 shares (cost $22,153,449)	29,698,657
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
16,714,837 shares (cost $16,714,837)	16,714,837
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
11,864,268 shares (cost $54,643,237)	61,203,013
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
8,293,506 shares (cost $39,531,757)	44,152,968
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
62,039,880 shares (cost $285,364,316)	326,888,125
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
66,991,362 shares (cost $311,787,157)	359,864,200
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
20,048,473 shares (cost $94,001,004)	107,068,869
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,553,447 shares (cost $10,331,926)	10,063,850

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
1,928,979 shares (cost $31,751,639)	32,270,656
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,425,293 shares (cost $13,789,652)	15,008,624
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
647,046 shares (cost $9,170,106)	10,858,527
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
4,982,872 shares (cost $30,914,557)	30,157,833

Total Investments	$1,659,214,097

Accounts Payable	(308)

$1,659,213,789

Contract Owners’ Equity:
Accumulation units	1,652,801,054
Contracts in payout (annuitization) period (note 1f)	6,412,735

Total Contract Owners’ Equity (note 5)	$1,659,213,789

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC
Reinvested dividends	$15,284,241	51,172	34,808	27,003	84,868	722,242	1,030,385	274,638
Mortality and expense risk charges (note 2)	(20,047,936)	(58,253)	(36,546)	(28,972)	(52,135)	(528,736)	(763,496)	(191,211)

Net investment income (loss)	(4,763,695)	(7,081)	(1,738)	(1,969)	32,733	193,506	266,889	83,427

Realized gain (loss) on investments	(6,121,064)	(167,132)	14,562	37,800	43,181	(1,511,431)	(3,396,558)	(311,671)
Change in unrealized gain (loss) on investments	166,672,171	535,918	238,886	201,800	101,036	4,560,130	9,079,091	1,147,225

Net gain (loss) on investments	160,551,107	368,786	253,448	239,600	144,217	3,048,699	5,682,533	835,554

Reinvested capital gains	10,105,038	-	6,993	5,457	10,727	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$165,892,450	361,705	258,703	243,088	187,677	3,242,205	5,949,422	918,981

Investment Activity:	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP
Reinvested dividends	$1,602,245	472,373	1,585,251	436,098	417,839	24,761	-	317,881
Mortality and expense risk charges (note 2)	(2,454,780)	(408,199)	(718,377)	(744,271)	(619,554)	(136,217)	(361,753)	(852,612)

Net investment income (loss)	(852,535)	64,174	866,874	(308,173)	(201,715)	(111,456)	(361,753)	(534,731)

Realized gain (loss) on investments	1,652,414	265,064	177,677	72,393	310,249	(125,023)	(1,090,424)	669,496
Change in unrealized gain (loss) on investments	8,977,501	2,871,137	806,557	8,164,478	5,131,126	2,024,232	5,117,103	5,090,587

Net gain (loss) on investments	10,629,915	3,136,201	984,234	8,236,871	5,441,375	1,899,209	4,026,679	5,760,083

Reinvested capital gains	-	344,262	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$9,777,380	3,544,637	1,851,108	7,928,698	5,239,660	1,787,753	3,664,926	5,225,352

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRPAP
Reinvested dividends	$2,200,606	142,661	185,395	-	8,734	9,685	207,871	623,283
Mortality and expense risk charges (note 2)	(444,114)	(220,649)	(206,009)	(72,537)	(432,040)	(206,914)	(21,480)	(770,433)

Net investment income (loss)	1,756,492	(77,988)	(20,614)	(72,537)	(423,306)	(197,229)	186,391	(147,150)

Realized gain (loss) on investments	(25,020)	(40,115)	(653,301)	39,137	223,080	-	(662,724)	(334,063)
Change in unrealized gain (loss) on investments	2,030,294	2,044,053	2,333,108	1,710,031	6,936,151	-	519,774	6,740,125

Net gain (loss) on investments	2,005,274	2,003,938	1,679,807	1,749,168	7,159,231	-	(142,950)	6,406,062

Reinvested capital gains	-	-	-	-	-	-	-	1,241,826

Net increase (decrease) in contract owners’ equity resulting from operations	$3,761,766	1,925,950	1,659,193	1,676,631	6,735,925	(197,229)	43,441	7,500,738

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$319,792	1,496,883	1,892,694	699,352	159,168	-	-	6,676
Mortality and expense risk charges (note 2)	(457,557)	(3,302,797)	(3,457,529)	(1,139,806)	(127,513)	(431,095)	(186,272)	(140,099)

Net investment income (loss)	(137,765)	(1,805,914)	(1,564,835)	(440,454)	31,655	(431,095)	(186,272)	(133,423)

Realized gain (loss) on investments	136,385	(85,220)	(59,288)	(76,138)	(573,634)	187,600	(142,161)	(178,096)
Change in unrealized gain (loss) on investments	2,272,349	29,505,307	34,616,139	7,671,844	2,591,112	2,587,032	3,504,817	2,451,917

Net gain (loss) on investments	2,408,734	29,420,087	34,556,851	7,595,706	2,017,478	2,774,632	3,362,656	2,273,821

Reinvested capital gains	609,392	2,466,018	3,370,752	1,199,104	-	850,507	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,880,361	30,080,191	36,362,768	8,354,356	2,049,133	3,194,044	3,176,384	2,140,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRVP
Reinvested dividends	$249,877
Mortality and expense risk charges (note 2)	(475,980)

Net investment income (loss)	(226,103)

Realized gain (loss) on investments	(518,103)
Change in unrealized gain (loss) on investments	5,111,311

Net gain (loss) on investments	4,593,208

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,367,105

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		GVIDA		NVDBL2		NVDCA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(4,763,695)	(5,051,493)	(7,081)	(22,441)	(1,738)	6,765	(1,969)	6,808
Realized gain (loss) on investments	(6,121,064)	(17,673,049)	(167,132)	(99,496)	14,562	427	37,800	7,228
Change in unrealized gain (loss) on investments	166,672,171	190,504,535	535,918	549,243	238,886	44,615	201,800	41,674
Reinvested capital gains	10,105,038	21,509,143	-	138,788	6,993	9,068	5,457	7,077

Net increase (decrease) in contract owners’ equity resulting from operations	165,892,450	189,289,136	361,705	566,094	258,703	60,875	243,088	62,787

Equity transactions:
Purchase payments received from contract owners (note 3)	360,360,208	313,622,781	12,369	276,375	1,464,929	1,112,220	1,411,336	1,141,462
Transfers between funds	-	-	(143,920)	(41,021)	1,362,351	110,801	21,517	155,097
Redemptions (note 3)	(60,203,514)	(48,776,476)	(25,073)	-	(35,523)	(744)	(7,050)	-
Annuity benefits	(322,812)	(301,763)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(4,560,897)	(2,174,100)	(833)	(837)	(14,025)	(65)	(13,318)	(526)
Contingent deferred sales charges (note 2)	(1,388,455)	(932,491)	-	-	(2,290)	-	(127)	-
Adjustments to maintain reserves	(25,318)	(115,443)	3	(46)	(2,069)	3	(1,004)	12

Net equity transactions	293,859,212	261,322,508	(157,454)	234,471	2,773,373	1,222,215	1,411,354	1,296,045

Net change in contract owners’ equity	459,751,662	450,611,644	204,251	800,565	3,032,076	1,283,090	1,654,442	1,358,832
Contract owners’ equity beginning of period	1,199,462,127	748,850,483	3,099,918	2,299,353	1,283,090	-	1,358,832	-

Contract owners’ equity end of period	$1,659,213,789	1,199,462,127	3,304,169	3,099,918	4,315,166	1,283,090	3,013,274	1,358,832

CHANGES IN UNITS:
Beginning units	110,418,764	80,983,538	407,096	377,280	111,210	-	112,328	-
Units purchased	46,802,692	44,994,222	5,319	38,808	248,251	111,307	161,692	116,156
Units redeemed	(16,856,592)	(15,558,996)	(26,682)	(8,992)	(13,306)	(97)	(48,549)	(3,828)

Ending units	140,364,864	110,418,764	385,733	407,096	346,155	111,210	225,471	112,328

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVIDC		GVIDM		GVDMA		GVDMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$32,733	18,154	193,506	28,524	266,889	(36,021)	83,427	33,403
Realized gain (loss) on investments	43,181	(140,393)	(1,511,431)	(1,997,103)	(3,396,558)	(6,983,544)	(311,671)	(323,003)
Change in unrealized gain (loss) on investments	101,036	360,654	4,560,130	6,350,664	9,079,091	15,673,242	1,147,225	1,519,912
Reinvested capital gains	10,727	17,539	-	713,336	-	2,207,469	-	182,378

Net increase (decrease) in contract owners’ equity resulting from operations	187,677	255,954	3,242,205	5,095,421	5,949,422	10,861,146	918,981	1,412,690

Equity transactions:
Purchase payments received from contract owners (note 3)	496,281	1,078,302	4,069,406	4,991,126	897,709	2,935,259	1,109,244	1,686,862
Transfers between funds	61,343	(328,720)	(1,113,878)	(3,129,335)	(3,454,277)	(5,595,508)	446,935	90,409
Redemptions (note 3)	(168,923)	(65,397)	(2,070,032)	(1,045,761)	(2,347,475)	(3,582,071)	(594,681)	(388,466)
Annuity benefits	-	-	(6,755)	-	(6,301)	-	-	-
Contract maintenance charges (note 2)	(24,994)	(15,926)	(214,003)	(196,263)	(418,251)	(439,183)	(73,685)	(61,862)
Contingent deferred sales charges (note 2)	(4,477)	(67)	(22,095)	(23,264)	(19,959)	(51,309)	(14,561)	(17,124)
Adjustments to maintain reserves	(47)	-	111	(1,019)	1,637	2,507	(60)	(700)

Net equity transactions	359,183	668,192	642,754	595,484	(5,346,917)	(6,730,305)	873,192	1,309,119

Net change in contract owners’ equity	546,860	924,146	3,884,959	5,690,905	602,505	4,130,841	1,792,173	2,721,809
Contract owners’ equity beginning of period	3,422,222	2,498,076	35,433,179	29,742,274	56,870,012	52,739,171	12,629,298	9,907,489

Contract owners’ equity end of period	$3,969,082	3,422,222	39,318,138	35,433,179	57,472,517	56,870,012	14,421,471	12,629,298

CHANGES IN UNITS:
Beginning units	337,299	264,806	3,981,854	3,924,711	6,881,792	7,827,936	1,322,017	1,171,429
Units purchased	154,743	156,681	686,286	797,014	165,811	567,801	329,274	310,247
Units redeemed	(117,730)	(84,188)	(629,037)	(739,871)	(800,019)	(1,513,945)	(238,993)	(159,659)

Ending units	374,312	337,299	4,039,103	3,981,854	6,247,584	6,881,792	1,412,298	1,322,017

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(852,535)	(1,736,950)	64,174	77,750	866,874	798,793	(308,173)	(253,123)
Realized gain (loss) on investments	1,652,414	948,821	265,064	104,796	177,677	(111,053)	72,393	(589,539)
Change in unrealized gain (loss) on investments	8,977,501	15,425,471	2,871,137	2,035,067	806,557	1,192,170	8,164,478	8,616,629
Reinvested capital gains	-	13,227,467	344,262	127,088	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,777,380	27,864,809	3,544,637	2,344,701	1,851,108	1,879,910	7,928,698	7,773,967

Equity transactions:
Purchase payments received from contract owners (note 3)	9,664,741	8,158,202	1,256,025	1,081,314	4,365,889	3,196,720	2,765,291	1,517,174
Transfers between funds	(5,940,676)	1,324,659	166,351	(786,373)	9,195,789	949,237	(384,995)	(768,113)
Redemptions (note 3)	(8,489,740)	(6,511,115)	(1,092,881)	(1,140,912)	(2,776,004)	(2,448,802)	(2,950,134)	(2,108,308)
Annuity benefits	(63,124)	(65,786)	(14,751)	(15,145)	(26,068)	(22,204)	(16,821)	(15,613)
Contract maintenance charges (note 2)	(36,094)	(40,117)	(4,864)	(5,117)	(7,071)	(6,728)	(6,943)	(6,776)
Contingent deferred sales charges (note 2)	(202,815)	(157,390)	(22,492)	(24,534)	(77,159)	(46,226)	(89,868)	(50,992)
Adjustments to maintain reserves	(2,311)	(1,018)	9,553	(225)	(1,324)	(530)	(4,390)	3,463

Net equity transactions	(5,070,019)	2,707,435	296,941	(890,992)	10,674,052	1,621,467	(687,860)	(1,429,165)

Net change in contract owners’ equity	4,707,361	30,572,244	3,841,578	1,453,709	12,525,160	3,501,377	7,240,838	6,344,802
Contract owners’ equity beginning of period	151,097,339	120,525,095	23,259,841	21,806,132	37,160,126	33,658,749	42,582,794	36,237,992

Contract owners’ equity end of period	$155,804,700	151,097,339	27,101,419	23,259,841	49,685,286	37,160,126	49,823,632	42,582,794

CHANGES IN UNITS:
Beginning units	7,425,961	7,345,272	1,969,265	2,078,931	3,245,655	3,140,394	3,591,611	3,761,443
Units purchased	840,183	940,927	266,762	204,098	1,636,292	823,158	461,675	362,353
Units redeemed	(1,108,673)	(860,238)	(242,518)	(313,764)	(708,277)	(717,897)	(522,907)	(532,185)

Ending units	7,157,471	7,425,961	1,993,509	1,969,265	4,173,670	3,245,655	3,530,379	3,591,611

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(201,715)	(227,980)	(111,456)	(102,057)	(361,753)	(293,829)	(534,731)	(608,742)
Realized gain (loss) on investments	310,249	(215,370)	(125,023)	(146,635)	(1,090,424)	(1,160,851)	669,496	216,251
Change in unrealized gain (loss) on investments	5,131,126	5,549,805	2,024,232	2,559,487	5,117,103	11,591,950	5,090,587	9,549,834
Reinvested capital gains	-	-	-	-	-	-	-	1,290,580

Net increase (decrease) in contract owners’ equity resulting from operations	5,239,660	5,106,455	1,787,753	2,310,795	3,664,926	10,137,270	5,225,352	10,447,923

Equity transactions:
Purchase payments received from contract owners (note 3)	1,681,522	1,741,560	1,151,429	884,450	2,723,247	1,789,254	1,638,115	1,418,020
Transfers between funds	(1,584,976)	(1,313,729)	(304,457)	712,846	(2,000,374)	1,223,481	(1,136,341)	(1,452,259)
Redemptions (note 3)	(1,691,915)	(1,543,631)	(528,086)	(411,988)	(1,320,541)	(1,055,970)	(2,776,960)	(2,906,495)
Annuity benefits	(15,604)	(15,010)	(2,070)	(1,348)	(9,626)	(9,321)	(29,045)	(28,407)
Contract maintenance charges (note 2)	(6,469)	(6,892)	(1,459)	(1,475)	(5,278)	(5,126)	(9,678)	(10,628)
Contingent deferred sales charges (note 2)	(48,703)	(36,134)	(16,740)	(5,423)	(37,175)	(18,769)	(63,385)	(81,306)
Adjustments to maintain reserves	(78)	(1,031)	(4,890)	(14,136)	(8,372)	(81,144)	2,577	(453)

Net equity transactions	(1,666,223)	(1,174,867)	293,727	1,162,926	(658,119)	1,842,405	(2,374,717)	(3,061,528)

Net change in contract owners’ equity	3,573,437	3,931,588	2,081,480	3,473,721	3,006,807	11,979,675	2,850,635	7,386,395
Contract owners’ equity beginning of period	37,823,072	33,891,484	8,783,171	5,309,450	25,487,508	13,507,833	51,356,085	43,969,690

Contract owners’ equity end of period	$41,396,509	37,823,072	10,864,651	8,783,171	28,494,316	25,487,508	54,206,720	51,356,085

CHANGES IN UNITS:
Beginning units	3,305,284	3,458,487	867,964	727,472	1,822,229	1,660,068	4,630,140	5,005,777
Units purchased	307,715	403,041	191,742	297,138	322,463	533,160	383,864	436,285
Units redeemed	(454,203)	(556,244)	(165,996)	(156,646)	(376,973)	(370,999)	(605,433)	(811,922)

Ending units	3,158,796	3,305,284	893,710	867,964	1,767,719	1,822,229	4,408,571	4,630,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,756,492	1,588,397	(77,988)	3,293	(20,614)	219,179	(72,537)	(47,746)
Realized gain (loss) on investments	(25,020)	(315,354)	(40,115)	(144,102)	(653,301)	(906,330)	39,137	(64,717)
Change in unrealized gain (loss) on investments	2,030,294	6,394,782	2,044,053	2,923,336	2,333,108	3,440,534	1,710,031	1,177,861
Reinvested capital gains	-	-	-	-	-	619,989	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,761,766	7,667,825	1,925,950	2,782,527	1,659,193	3,373,372	1,676,631	1,065,398

Equity transactions:
Purchase payments received from contract owners (note 3)	3,875,035	2,306,993	1,367,571	839,867	1,019,228	818,724	802,141	196,876
Transfers between funds	1,815,766	3,094,450	(408,740)	318,971	(675,937)	424,849	49,109	138,396
Redemptions (note 3)	(1,896,730)	(1,509,751)	(882,904)	(691,881)	(725,926)	(653,366)	(204,052)	(165,090)
Annuity benefits	(31,274)	(28,982)	(13,299)	(11,642)	(3,597)	(3,221)	(992)	(965)
Contract maintenance charges (note 2)	(4,435)	(4,263)	(3,120)	(3,045)	(2,206)	(2,329)	(955)	(828)
Contingent deferred sales charges (note 2)	(50,621)	(31,719)	(25,597)	(15,291)	(23,910)	(17,495)	(4,360)	(4,889)
Adjustments to maintain reserves	8,484	(3)	4,891	(322)	(5,539)	(284)	97	(84)

Net equity transactions	3,716,225	3,826,725	38,802	436,657	(417,887)	566,878	640,988	163,416

Net change in contract owners’ equity	7,477,991	11,494,550	1,964,752	3,219,184	1,241,306	3,940,250	2,317,619	1,228,814
Contract owners’ equity beginning of period	26,473,436	14,978,886	14,718,085	11,498,901	13,899,768	9,959,518	3,983,666	2,754,852

Contract owners’ equity end of period	$33,951,427	26,473,436	16,682,838	14,718,085	15,141,073	13,899,768	6,301,284	3,983,666

CHANGES IN UNITS:
Beginning units	1,881,230	1,555,055	1,118,293	1,107,240	1,023,904	995,194	386,952	373,619
Units purchased	590,727	708,705	159,847	217,821	153,100	231,861	124,679	82,168
Units redeemed	(331,715)	(382,530)	(157,865)	(206,768)	(182,037)	(203,151)	(69,934)	(68,835)

Ending units	2,140,242	1,881,230	1,120,275	1,118,293	994,967	1,023,904	441,697	386,952

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRPAP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(423,306)	(320,447)	(197,229)	(77,093)	186,391	210,178	(147,150)	(447,810)
Realized gain (loss) on investments	223,080	(405,300)	-	-	(662,724)	(175,119)	(334,063)	(871,691)
Change in unrealized gain (loss) on investments	6,936,151	7,500,975	-	-	519,774	308,984	6,740,125	10,776,096
Reinvested capital gains	-	-	-	-	-	-	1,241,826	468,832

Net increase (decrease) in contract owners’ equity resulting from operations	6,735,925	6,775,228	(197,229)	(77,093)	43,441	344,043	7,500,738	9,925,427

Equity transactions:
Purchase payments received from contract owners (note 3)	1,345,304	711,913	20,465,171	20,442,584	50,162	274,492	1,209,127	3,989,646
Transfers between funds	(288,837)	758,072	(7,152,867)	(14,067,498)	(5,620,814)	(359,688)	(415,858)	436,586
Redemptions (note 3)	(1,061,042)	(725,790)	(10,008,048)	(10,466,369)	(64,178)	(326,127)	(1,625,836)	(913,999)
Annuity benefits	(3,853)	(3,646)	(31,410)	(29,681)	(217)	(848)	-	-
Contract maintenance charges (note 2)	(3,310)	(2,991)	(3,601)	(3,146)	(180)	(1,080)	(356,900)	(327,485)
Contingent deferred sales charges (note 2)	(29,132)	(24,041)	(78,836)	(78,401)	(1,285)	(10,569)	(63,426)	(25,141)
Adjustments to maintain reserves	(2,841)	(25,057)	332	131	4,681	10	527	(679)

Net equity transactions	(43,711)	688,460	3,190,741	(4,202,380)	(5,631,831)	(423,810)	(1,252,366)	3,158,928

Net change in contract owners’ equity	6,692,214	7,463,688	2,993,512	(4,279,473)	(5,588,390)	(79,767)	6,248,372	13,084,355
Contract owners’ equity beginning of period	23,002,969	15,539,281	13,721,480	18,000,953	5,588,390	5,668,157	54,954,615	41,870,260

Contract owners’ equity end of period	$29,695,183	23,002,969	16,714,992	13,721,480	-	5,588,390	61,202,987	54,954,615

CHANGES IN UNITS:
Beginning units	1,904,908	1,856,562	1,269,004	1,690,600	553,854	602,234	5,999,331	5,558,764
Units purchased	276,143	310,070	4,215,891	3,307,564	42,517	102,453	203,704	792,973
Units redeemed	(281,135)	(261,724)	(3,914,382)	(3,729,160)	(596,371)	(150,833)	(339,058)	(352,406)

Ending units	1,899,916	1,904,908	1,570,513	1,269,004	-	553,854	5,863,977	5,999,331

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(137,765)	(244,121)	(1,805,914)	(1,218,260)	(1,564,835)	(1,458,320)	(440,454)	(573,142)
Realized gain (loss) on investments	136,385	(114,505)	(85,220)	(172,819)	(59,288)	(105,912)	(76,138)	(99,363)
Change in unrealized gain (loss) on investments	2,272,349	2,746,688	29,505,307	18,734,898	34,616,139	26,036,448	7,671,844	7,124,558
Reinvested capital gains	609,392	23,295	2,466,018	339,247	3,370,752	561,898	1,199,104	110,245

Net increase (decrease) in contract owners’ equity resulting from operations	2,880,361	2,411,357	30,080,191	17,683,066	36,362,768	25,034,114	8,354,356	6,562,298

Equity transactions:
Purchase payments received from contract owners (note 3)	12,211,013	13,908,852	118,393,745	104,616,276	124,463,897	96,399,765	33,037,196	31,947,577
Transfers between funds	4,968,422	1,846,911	3,966,523	5,526,953	5,507,567	8,939,979	6,029,953	3,328,472
Redemptions (note 3)	(1,573,925)	(626,710)	(3,832,954)	(2,353,170)	(4,046,956)	(2,337,963)	(2,471,317)	(809,645)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(171,876)	(51,893)	(1,336,672)	(354,189)	(1,437,185)	(500,695)	(386,676)	(108,228)
Contingent deferred sales charges (note 2)	(56,218)	(13,478)	(83,429)	(58,189)	(127,939)	(46,896)	(92,931)	(2,328)
Adjustments to maintain reserves	(67)	1,009	(12,227)	(312)	(15,622)	3,000	603	292

Net equity transactions	15,377,349	15,064,691	117,094,986	107,377,369	124,343,762	102,457,190	36,116,828	34,356,140

Net change in contract owners’ equity	18,257,710	17,476,048	147,175,177	125,060,435	160,706,530	127,491,304	44,471,184	40,918,438
Contract owners’ equity beginning of period	25,895,246	8,419,198	179,712,793	54,652,358	199,157,729	71,666,425	62,597,653	21,679,215

Contract owners’ equity end of period	$44,152,956	25,895,246	326,887,970	179,712,793	359,864,259	199,157,729	107,068,837	62,597,653

CHANGES IN UNITS:
Beginning units	2,640,057	956,646	19,221,244	6,805,816	21,078,676	9,034,723	6,475,804	2,547,527
Units purchased	1,971,750	1,929,793	13,821,694	13,119,633	13,861,230	12,737,648	4,233,390	4,294,075
Units redeemed	(437,913)	(246,382)	(1,593,621)	(704,205)	(1,230,192)	(693,695)	(588,940)	(365,798)

Ending units	4,173,894	2,640,057	31,449,317	19,221,244	33,709,714	21,078,676	10,120,254	6,475,804

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRRESP		WRSTP		WRSCP		WRSCV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,655	99,878	(431,095)	(343,450)	(186,272)	(104,371)	(133,423)	(107,196)
Realized gain (loss) on investments	(573,634)	(1,039,075)	187,600	(238,963)	(142,161)	(473,287)	(178,096)	(679,674)
Change in unrealized gain (loss) on investments	2,591,112	2,453,476	2,587,032	7,249,114	3,504,817	3,290,328	2,451,917	2,552,241
Reinvested capital gains	-	-	850,507	1,464,847	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,049,133	1,514,279	3,194,044	8,131,548	3,176,384	2,712,670	2,140,398	1,765,371

Equity transactions:
Purchase payments received from contract owners (note 3)	855,802	382,991	3,574,611	2,007,313	1,190,475	645,947	816,250	501,556
Transfers between funds	(423,306)	(211,491)	(1,020,122)	120,378	(114,441)	147,414	(277,034)	(189,948)
Redemptions (note 3)	(430,953)	(335,072)	(1,879,368)	(1,279,947)	(736,805)	(492,540)	(388,482)	(419,426)
Annuity benefits	(1,759)	(1,278)	(16,022)	(18,030)	(13,652)	(11,368)	(3,912)	(3,302)
Contract maintenance charges (note 2)	(1,679)	(1,514)	(5,720)	(5,736)	(2,597)	(2,416)	(1,878)	(1,858)
Contingent deferred sales charges (note 2)	(11,610)	(7,337)	(49,136)	(27,287)	(25,219)	(9,435)	(10,061)	(11,570)
Adjustments to maintain reserves	(156)	2,567	(2,212)	(262)	7,491	(201)	(4,379)	(168)

Net equity transactions	(13,661)	(171,134)	602,031	796,429	305,252	277,401	130,504	(124,716)

Net change in contract owners’ equity	2,035,472	1,343,145	3,796,075	8,927,977	3,481,636	2,990,071	2,270,902	1,640,655
Contract owners’ equity beginning of period	8,028,318	6,685,173	28,472,094	19,544,117	11,533,916	8,543,845	8,582,706	6,942,051

Contract owners’ equity end of period	$10,063,790	8,028,318	32,268,169	28,472,094	15,015,552	11,533,916	10,853,608	8,582,706

CHANGES IN UNITS:
Beginning units	725,750	740,889	1,807,299	1,774,843	981,102	978,833	753,278	777,159
Units purchased	128,225	212,489	295,779	299,525	182,697	164,697	130,033	157,254
Units redeemed	(135,001)	(227,628)	(252,538)	(267,069)	(158,348)	(162,428)	(116,310)	(181,135)

Ending units	718,974	725,750	1,850,540	1,807,299	1,005,451	981,102	767,001	753,278

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRVP
	2010	2009
Investment activity:
Net investment income (loss)	$(226,103)	80,484
Realized gain (loss) on investments	(518,103)	(1,377,374)
Change in unrealized gain (loss) on investments	5,111,311	6,733,799
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,367,105	5,436,909

Equity transactions:
Purchase payments received from contract owners (note 3)	975,947	623,109
Transfers between funds	(1,129,776)	(1,404,278)
Redemptions (note 3)	(1,499,020)	(1,459,970)
Annuity benefits	(12,660)	(15,966)
Contract maintenance charges (note 2)	(4,942)	(4,883)
Contingent deferred sales charges (note 2)	(32,899)	(35,887)
Adjustments to maintain reserves	1,282	(763)

Net equity transactions	(1,702,068)	(2,298,638)

Net change in contract owners’ equity	2,665,037	3,138,271
Contract owners’ equity beginning of period	27,492,776	24,354,505

Contract owners’ equity end of period	$30,157,813	27,492,776

CHANGES IN UNITS:
Beginning units	2,586,373	2,883,828
Units purchased	249,214	227,319
Units redeemed	(411,936)	(524,774)

Ending units	2,423,651	2,586,373

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the sixth contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments redeemed and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct a contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value.

The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders.

The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges - Recurring	1.50%	1.25%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	-	0.05%
One-Year Enhanced	-	0.15%
One-Month Enhanced	-	0.30%
Combination Enhanced	-	0.40%
Spousal Protection Annuity Option	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	-	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	-	0.50%
4% Extra Value Credit Option	-	0.60%
Capital Preservation and Income Options
Capital Preservation Plus Option	-	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	-	1.00%
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option
Provides for lifetime withdrawals even after the contract value is zero.
5% (only available in NY)	-	1.00%
7% (not available in NY)	-	1.00%
Spousal Continuation Benefit	-	0.15%
Allows surviving spouse to continue to receive the lifetime benefit associated with the Lifetime Income Option.

Maximum Variable Account Charges*	1.50%	3.85%
*	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC

1.25%	$7,500,114	$3,728	$23,048	$16,203	$35,547	$227,465	$373,938	$89,169
1.3%	502,533	-	158	1,231	2,206	17,148	25,632	4,460
1.35%	658,897	-	989	830	1,691	38,025	75,207	13,178
1.4%	3,022,993	-	2,596	5,656	1,815	70,557	105,713	18,275
1.5%	1,514,978	33	1,241	1,017	1,306	24,759	52,356	5,628
1.55%	503,347	-	2,018	1,255	202	3,846	3,906	960
1.6%	31,237	-	-	-	-	-	1,284	-
1.65%	733,971	-	-	452	187	11,820	13,651	5,112
1.7%	19,266	-	-	-	-	-	-	-
1.75%	703,031	69	30	-	1,218	10,104	4,940	922
1.8%	33,903	-	-	-	-	-	-	-
1.85%	1,709,526	11,369	-	-	3,844	42,078	40,177	22,244
1.9%	444,334	20,174	-	-	-	4,777	8,213	417
1.95%	235,113	1,546	-	-	-	9,084	14,807	2,095
2%	1,307,431	11,756	4,443	2,093	4,119	38,221	23,459	18,906
2.05%	34,260	-	740	-	-	-	-	-
2.1%	505,703	8,311	1,283	-	-	14,929	11,947	986
2.15%	175,955	-	-	235	-	4,409	4,408	1,981
2.2%	1,655	-	-	-	-	-	-	-
2.25%	191,978	840	-	-	-	5,907	1,001	3,933

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

2.3%	258	-	-	-	-	129	-	129
2.35%	78,849	-	-	-	-	2,747	1,517	1,228
2.4%	19,574	-	-	-	-	-	-	-
2.45%	21,476	-	-	-	-	2,731	1,340	-
2.5%	50,429	-	-	-	-	-	-	1,588
2.6%	36,637	427	-	-	-	-	-	-
2.7%	1,115	-	-	-	-	-	-	-
2.75%	6,799	-	-	-	-	-	-	-
3.1%	2,574	-	-	-	-	-	-	-

Totals	$20,047,936	$58,253	$36,546	$28,972	$52,135	$528,736	$763,496	$191,211

	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR	WRGP

1.25%	$268,954	$36,039	$122,456	$79,960	$67,480	$30,965	$67,258	$85,872
1.3%	53,436	10,127	21,351	15,823	12,525	4,104	14,507	18,747
1.35%	35,651	5,535	13,574	10,578	8,425	1,917	6,028	14,569
1.4%	327,114	55,877	145,250	95,029	84,192	27,925	94,854	91,929
1.5%	227,687	45,507	90,618	66,489	56,700	15,917	60,526	72,215
1.55%	102,672	13,864	34,068	20,220	25,005	12,680	21,904	11,886
1.6%	5,039	447	2,400	1,640	1,014	685	1,229	1,838
1.65%	157,067	17,717	34,394	29,389	31,345	12,267	32,788	42,601
1.7%	2,534	344	1,151	227	1,530	366	957	101
1.75%	147,521	32,168	50,826	49,415	40,550	6,886	24,463	70,067
1.8%	6,520	2,595	1,377	4,153	1,314	-	32	10,423
1.85%	456,959	58,625	75,834	134,157	108,396	10,462	10,098	158,283
1.9%	123,738	24,422	20,508	45,770	36,620	794	3,251	56,740
1.95%	58,805	8,838	13,012	20,435	14,478	-	244	24,400
2%	254,802	46,654	43,772	88,995	70,477	2,599	10,190	100,978
2.05%	4,283	1,067	2,243	1,144	1,853	-	-	2,397
2.1%	114,216	20,318	16,708	46,321	36,340	3,689	7,713	46,624
2.15%	26,085	9,070	6,141	8,917	7,248	1,683	1,471	8,131
2.2%	987	-	28	250	179	-	-	51
2.25%	26,767	8,532	7,223	10,009	6,312	1,895	2,357	14,408
2.3%	-	-	-	-	-	-	-	-
2.35%	20,758	4,944	5,519	6,703	4,323	29	331	6,220
2.4%	8,360	1,365	754	1,813	957	66	66	2,602
2.45%	1,230	1,161	523	2,414	428	-	207	1,638
2.5%	11,665	1,422	6,569	2,301	416	492	547	1,713
2.6%	9,054	898	274	1,650	1,029	796	647	6,008
2.7%	427	-	227	14	14	-	85	249
2.75%	1,383	335	921	239	404	-	-	1,709
3.1%	1,066	328	656	216	-	-	-	213

	$2,454,780	$408,199	$718,377	$744,271	$619,554	$136,217	$361,753	$852,612

	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP	WRPAP

1.25%	$82,350	$38,787	$32,883	$12,757	$31,706	$63,652	$2,543	$444,369
1.3%	15,153	15,235	7,394	3,724	9,507	16,103	492	24,674
1.35%	8,211	5,246	4,492	2,013	4,396	7,198	416	61,433
1.4%	107,977	48,617	45,280	14,170	44,110	37,422	3,285	51,945
1.5%	77,473	40,888	34,191	10,642	27,312	18,200	1,706	37,308
1.55%	24,495	11,278	16,208	3,726	7,216	7,223	1,578	7,001
1.6%	2,481	1,406	545	497	409	87	41	4,834
1.65%	34,769	17,980	18,688	7,167	16,126	8,654	1,004	17,756
1.7%	995	77	853	-	235	45	37	1,533
1.75%	43,000	18,510	17,258	7,417	18,350	8,689	715	4,268
1.8%	112	-	-	-	15	2,535	24	-
1.85%	8,591	4,919	9,097	1,527	129,683	18,928	4,938	47,823
1.9%	2,768	926	2,143	481	27,617	1,518	998	520
1.95%	132	-	315	92	16,163	4,312	628	2,021
2%	12,635	4,346	6,951	2,971	51,535	5,594	2,096	52,591
2.05%	145	583	134	156	640	225	-	11
2.1%	9,080	5,630	5,956	3,221	34,401	2,488	554	7,970
2.15%	685	1,477	1,484	127	2,185	320	17	-
2.2%	-	-	-	-	-	-	-	-
2.25%	1,503	970	1,733	170	3,715	937	59	1,256
2.3%	-	-	-	-	-	-	-	-
2.35%	6,281	705	42	405	2,965	1,562	18	2,831
2.4%	-	133	68	65	-	103	-	-
2.45%	161	-	-	757	1,076	101	85	-
2.5%	1,325	-	37	452	1,499	1,018	246	-
2.6%	3,792	2,936	257	-	1,179	-	-	289
2.7%	-	-	-	-	-	-	-	-
2.75%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-

	$444,114	$220,649	$206,009	$72,537	$432,040	$206,914	$21,480	$770,433

	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV

1.25%	$216,480	$2,178,380	$2,071,328	$581,634	$28,771	$83,206	$33,895	$28,637
1.3%	4,483	70,817	73,927	11,379	6,485	19,011	11,013	3,589
1.35%	21,727	119,368	114,819	55,986	3,250	8,489	4,797	3,358
1.4%	111,460	454,380	579,347	143,607	28,636	111,185	38,316	28,149
1.5%	33,849	94,053	169,812	57,382	22,713	72,195	34,267	19,890
1.55%	18,465	46,092	16,118	36,016	8,685	20,716	6,827	8,940
1.6%	-	-	1,029	405	857	1,873	175	788
1.65%	7,375	58,568	40,370	28,818	8,398	34,791	14,578	11,952
1.7%	1,381	1,456	1,498	1,413	442	897	729	-
1.75%	1,596	28,746	15,328	6,335	6,753	29,487	12,581	8,637
1.8%	-	-	-	-	-	365	324	112
1.85%	5,038	66,065	98,481	57,542	1,917	7,742	4,617	11,749
1.9%	512	4,384	10,247	1,470	1,724	4,143	1,840	1,399
1.95%	-	15,082	11,640	1,550	76	397	368	103
2%	25,683	85,362	158,385	100,401	2,749	12,496	6,922	1,439
2.05%	-	4,210	6,442	5,569	-	-	-	250
2.1%	5,844	20,310	9,230	23,037	1,693	7,956	4,584	4,643
2.15%	2,545	21,423	34,467	16,081	1,847	3,627	2,253	2,218
2.2%	-	-	-	-	-	-	-	-
2.25%	887	26,431	41,863	2,946	1,809	5,672	1,826	2,171
2.3%	-	-	-	-	-	-	-	-
2.35%	232	-	-	2,150	-	789	793	804
2.4%	-	-	1,358	365	90	-	127	63
2.45%	-	1,423	-	-	246	3,054	1,903	-
2.5%	-	6,247	1,840	5,720	-	621	1,028	-
2.6%	-	-	-	-	372	2,284	2,509	1,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

2.7%	-	-	-	-	-	99	-	-
2.75%	-	-	-	-	-	-	-	-
3.1%	-	-	-	-	-	-	-	-

	$457,557	$3,302,797	$3,457,529	$1,139,806	$127,513	$431,095	$186,272	$140,099

	WRVP

1.25%	$40,654
1.3%	8,092
1.35%	7,501
1.4%	48,325
1.5%	41,098
1.55%	8,277
1.6%	234
1.65%	18,187
1.7%	465
1.75%	36,182
1.8%	4,002
1.85%	98,343
1.9%	36,220
1.95%	14,490
2%	53,811
2.05%	2,168
2.1%	29,721
2.15%	5,420
2.2%	160
2.25%	8,846
2.3%	-
2.35%	4,953
2.4%	1,219
2.45%	998
2.5%	3,683
2.6%	1,028
2.7%	-
2.75%	1,808
3.1%	95

	$475,980

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $13,928,269 and $5,912,632, respectively, and total transfers from the Account to the fixed account were $4,755,018 and $5,598,474, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $70,734 and $20,160 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $264,733 and $168,322 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,747,369 and $3,661,393 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$1,659,214,097	0	$1,659,214,097

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2010 are as follows:

	Purchases of Investments	Sales of Investments
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	$407,991	$240,859
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	150,649	165,211
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	435,830	473,630
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	1,148,860	1,192,041
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	6,448,331	4,936,900
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	11,297,584	7,901,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,221,657	1,909,986
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	11,498,909	13,151,323
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	1,904,549	2,169,613
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	4,606,536	4,784,213
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	3,840,347	3,912,740
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	3,272,097	3,582,346
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,304,611	1,179,588
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	4,196,933	3,106,509
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	3,910,657	4,580,153
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	2,890,232	2,865,212
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	1,487,345	1,447,230
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	2,552,934	1,899,633
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	511,625	550,762
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	1,997,957	2,221,037
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	14,052,384	14,052,384
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	6,710,039	6,047,315
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	3,933,786	3,599,723
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	3,240,797	3,377,182
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	2,085,146	1,999,926
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	1,608,981	1,549,693
WRPMCP (WRPMCP)	2,838,535	2,762,397
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	1,842,193	1,268,559
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	2,262,994	2,450,594
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,561,402	1,419,241
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	1,234,767	1,056,671
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	3,665,982	3,147,879

Total	$111,122,640	$105,001,576

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	1.25% to 2.60%	385,733	$8.77 to $ 8.34	$3,304,169	1.68%	13.20% to 11.65%
2009	1.25% to 2.60%	407,096	7.75 to 7.47	3,099,918	1.04%	25.62% to 23.90%
2008	1.25% to 2.60%	377,280	6.17 to 6.03	2,299,353	2.10%	-37.63% to -38.49%
2007	1.85% to 2.25%	260,941	9.85 to 9.82	2,567,988	1.74%	-1.52% to -1.79%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	1.25% to 2.10%	346,155	12.52 to 12.34	4,315,166	1.31%	8.44% to 7.51%
2009	1.25% to 2.00%	111,210	11.54 to 11.48	1,283,090	1.80%	15.43% to 14.84%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	1.25% to 2.15%	225,471	13.39 to 13.19	3,013,274	1.27%	10.63% to 9.62%
2009	1.25% to 2.00%	112,328	12.10 to 12.04	1,358,832	1.81%	21.03% to 20.41%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	1.25% to 2.00%	374,312	10.64 to 10.35	3,969,082	2.21%	4.57% to 3.78%
2009	1.25% to 2.00%	337,299	10.17 to 9.97	3,422,222	1.94%	7.72% to 6.90%
2008	1.25% to 1.85%	264,806	9.45 to 9.35	2,498,076	3.47%	-7.20% to -7.76%
2007	1.25% to 1.50%	140,505	10.18 to 10.16	1,429,751	2.87%	1.78% to 1.61%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	1.25% to 2.45%	4,039,103	9.80 to 9.37	39,296,310	1.98%	9.53% to 8.20%
2009	1.25% to 2.45%	3,981,854	8.94 to 8.66	35,433,179	1.54%	17.65% to 16.22%
2008	1.25% to 2.45%	3,924,711	7.60 to 7.45	29,742,274	2.88%	-24.16% to -25.08%
2007	1.25% to 2.45%	3,109,641	10.02 to 9.94	31,131,973	2.23%	0.23% to -0.58%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	1.25% to 2.45%	6,247,584	9.24 to 8.83	57,451,777	1.88%	11.42% to 10.07%
2009	1.25% to 2.45%	6,881,792	8.29 to 8.03	56,870,012	1.32%	22.84% to 21.34%
2008	1.25% to 2.45%	7,827,936	6.75 to 6.61	52,739,171	2.51%	-32.25% to -33.07%
2007	1.25% to 2.45%	6,797,048	9.96 to 9.88	67,676,754	1.91%	-0.35% to -1.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	1.25% to 2.50%	1,412,298	10.29 to 9.82	14,421,471	2.09%	7.16% to 5.80%
2009	1.25% to 2.35%	1,322,017	9.60 to 9.32	12,629,298	1.75%	13.13% to 11.87%
2008	1.25% to 2.35%	1,171,429	8.49 to 8.33	9,907,489	3.25%	-16.11% to -17.04%
2007	1.25% to 2.10%	824,398	10.12 to 10.06	8,328,962	2.60%	1.15% to 0.57%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	1.25% to 3.10%	7,157,471	21.91 to 19.26	154,332,425	1.08%	7.32% to 5.31%
2009	1.25% to 3.10%	7,425,961	20.42 to 18.29	149,600,166	0.37%	23.48% to 21.17%
2008	1.25% to 3.10%	7,345,272	16.54 to 15.09	120,503,997	0.45%	-26.72% to -28.10%
2007	1.25% to 3.10%	6,510,435	22.57 to 20.99	146,284,741	0.72%	42.30% to 39.63%
2006	1.25% to 3.10%	4,862,716	15.86 to 15.03	77,094,187	0.45%	18.65% to 16.44%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	1.25% to 3.10%	1,993,509	13.53 to 11.89	26,715,430	1.95%	15.65% to 13.48%
2009	1.25% to 3.10%	1,969,265	11.70 to 10.48	22,895,678	2.05%	11.81% to 9.72%
2008	1.25% to 3.10%	2,078,931	10.47 to 9.55	21,806,132	0.11%	-21.99% to -23.45%
2007	1.25% to 3.10%	1,940,268	13.41 to 12.48	26,178,502	1.52%	12.24% to 10.12%
2006	1.25% to 3.10%	1,659,664	11.95 to 11.33	20,036,715	1.59%	9.82% to 7.77%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	1.25% to 3.10%	4,173,670	11.97 to 10.51	49,220,990	3.44%	4.71% to 2.75%
2009	1.25% to 3.10%	3,245,655	11.43 to 10.23	36,708,343	3.81%	5.82% to 3.84%
2008	1.25% to 3.10%	3,140,394	10.80 to 9.85	33,658,749	0.10%	-0.94% to -2.80%
2007	1.25% to 3.10%	2,587,073	10.90 to 10.14	28,068,255	4.48%	4.34% to 2.38%
2006	1.25% to 3.10%	1,386,869	10.45 to 9.90	14,458,261	5.03%	2.94% to 1.02%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	1.25% to 3.10%	3,530,379	14.17 to 12.45	49,283,140	0.99%	19.38% to 17.15%
2009	1.25% to 3.10%	3,591,611	11.87 to 10.63	42,094,848	1.02%	22.47% to 20.18%
2008	1.25% to 3.10%	3,761,443	9.69 to 8.84	36,226,405	0.18%	-35.59% to -36.80%
2007	1.25% to 3.10%	3,598,596	15.05 to 13.99	54,069,395	0.70%	12.60% to 10.48%
2006	1.25% to 3.10%	2,896,797	13.36 to 12.67	38,795,308	1.06%	15.53% to 13.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	1.25% to 2.75%	3,158,796	13.36 to 12.03	41,110,151	1.13%	14.92% to 13.17%
2009	1.25% to 2.75%	3,305,284	11.62 to 10.63	37,543,117	1.00%	16.41% to 14.64%
2008	1.25% to 2.75%	3,458,487	9.98 to 9.27	33,886,565	0.08%	-36.72% to -37.68%
2007	1.25% to 2.75%	3,179,374	15.78 to 14.88	49,406,307	1.02%	15.25% to 13.49%
2006	1.25% to 2.75%	2,296,386	13.69 to 13.11	31,073,422	1.58%	14.47% to 12.74%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	1.25% to 2.60%	893,710	12.27 to 11.50	10,838,126	0.28%	20.43% to 18.79%
2009	1.25% to 2.60%	867,964	10.19 to 9.68	8,759,950	0.00%	38.73% to 36.83%
2008	1.25% to 2.50%	727,472	7.34 to 7.10	5,306,113	0.11%	-46.82% to -47.50%
2007	1.25% to 2.50%	414,206	13.81 to 13.52	5,686,493	0.50%	49.40% to 47.50%
2006	1.25% to 2.15%	119,136	9.24 to 9.19	1,099,087	1.03%	-7.59% to -8.15%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	1.25% to 2.70%	1,767,719	$16.25 to $ 14.96	$28,359,202	0.00%	15.60% to 13.91%
2009	1.25% to 2.70%	1,822,229	14.06 to 13.13	25,349,657	0.00%	71.47% to 68.95%
2008	1.25% to 2.70%	1,660,068	8.20 to 7.77	13,497,739	1.41%	-61.94% to -62.51%
2007	1.25% to 2.70%	1,385,133	21.54 to 20.73	29,602,978	0.03%	41.70% to 39.61%
2006	1.25% to 2.70%	835,359	15.20 to 14.85	12,648,099	0.47%	23.93% to 22.11%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	1.25% to 3.10%	4,408,571	12.30 to 10.81	53,501,459	0.64%	11.17% to 9.09%
2009	1.25% to 3.10%	4,630,140	11.06 to 9.91	50,651,078	0.38%	25.49% to 23.14%
2008	1.25% to 3.10%	5,005,777	8.82 to 8.04	43,961,551	0.00%	-37.07% to -38.25%
2007	1.25% to 3.10%	5,000,421	14.01 to 13.03	70,111,309	0.00%	24.23% to 21.89%
2006	1.25% to 3.10%	4,510,514	11.28 to 10.69	51,204,870	0.00%	3.73% to 1.79%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	1.25% to 2.60%	2,140,242	15.43 to 14.04	33,390,182	7.42%	13.42% to 11.87%
2009	1.25% to 2.60%	1,881,230	13.60 to 12.55	25,935,496	8.91%	44.59% to 42.62%
2008	1.25% to 2.60%	1,555,055	9.41 to 8.80	14,978,886	0.64%	-22.80% to -23.85%
2007	1.25% to 2.60%	1,479,099	12.18 to 11.56	18,515,978	8.95%	2.56% to 1.15%
2006	1.25% to 2.60%	1,063,343	11.88 to 11.43	13,011,839	8.01%	8.89% to 7.41%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	1.25% to 2.60%	1,120,275	14.40 to 13.11	16,459,015	0.97%	13.35% to 11.81%
2009	1.25% to 2.60%	1,118,293	12.71 to 11.73	14,510,763	1.52%	25.31% to 23.59%
2008	1.25% to 2.60%	1,107,240	10.14 to 9.49	11,498,901	0.24%	-42.87% to -43.65%
2007	1.25% to 2.60%	1,044,989	17.75 to 16.84	19,081,552	0.68%	19.77% to 18.13%
2006	1.25% to 2.60%	683,784	14.82 to 14.25	10,497,858	0.73%	19.48% to 17.85%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	1.25% to 2.60%	994,967	15.04 to 13.69	15,001,322	1.37%	12.67% to 11.13%
2009	1.25% to 2.60%	1,023,904	13.35 to 12.32	13,762,739	3.48%	35.25% to 33.41%
2008	1.25% to 2.60%	995,194	9.87 to 9.24	9,952,578	0.48%	-42.98% to -43.77%
2007	1.25% to 2.60%	1,026,584	17.31 to 16.42	18,058,252	1.87%	8.50% to 7.01%
2006	1.25% to 2.60%	758,800	15.96 to 15.35	12,311,318	2.15%	28.00% to 26.26%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	1.25% to 2.50%	441,697	14.38 to 13.18	6,283,254	0.00%	39.10% to 37.34%
2009	1.25% to 2.50%	386,952	10.34 to 9.60	3,969,646	0.00%	39.52% to 37.76%
2008	1.25% to 2.45%	373,619	7.41 to 6.98	2,754,852	0.00%	-48.69% to -49.31%
2007	1.25% to 2.45%	412,324	14.44 to 13.78	5,942,094	0.00%	5.15% to 3.86%
2006	1.25% to 2.45%	378,791	13.73 to 13.26	5,208,498	0.00%	10.86% to 9.52%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	1.25% to 2.60%	1,899,916	16.02 to 14.83	29,661,717	0.04%	29.91% to 28.14%
2009	1.25% to 2.60%	1,904,908	12.33 to 11.58	22,970,683	0.00%	44.83% to 42.85%
2008	1.25% to 2.60%	1,856,562	8.51 to 8.10	15,531,201	0.03%	-37.03% to -37.89%
2007	1.25% to 2.60%	1,714,836	13.52 to 13.05	22,883,802	0.02%	11.20% to 9.67%
2006	1.25% to 2.60%	1,159,802	12.16 to 11.90	13,981,814	0.55%	7.20% to 5.74%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	1.25% to 2.50%	1,570,513	10.65 to 9.75	16,525,931	0.07%	-1.18% to -2.43%
2009	1.25% to 2.50%	1,269,004	10.78 to 9.99	13,495,153	1.03%	-0.24% to -1.51%
2008	1.25% to 2.60%	1,690,600	10.81 to 10.09	17,997,708	2.08%	0.91% to -0.47%
2007	1.25% to 2.60%	792,315	10.71 to 10.14	8,384,027	4.39%	3.30% to 1.88%
2006	1.25% to 2.60%	718,111	10.37 to 9.95	7,377,959	4.07%	3.02% to 1.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	1.25% to 2.50%	553,854	10.23 to 9.55	5,554,056	5.46%	7.02% to 5.66%
2008	1.25% to 2.50%	602,234	9.56 to 9.04	5,664,532	0.93%	-12.06% to -13.18%
2007	1.25% to 2.50%	684,413	10.87 to 10.41	7,351,321	3.65%	2.10% to 0.80%
2006	1.25% to 2.50%	549,710	10.65 to 10.33	5,801,626	5.87%	3.47% to 2.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2010	1.25% to 2.35%	5,863,977	10.47 to 10.15	61,202,987	1.12%	14.09% to 12.82%
2009	1.25% to 2.60%	5,999,331	9.18 to 8.95	54,954,615	0.43%	21.78% to 20.11%
2008	1.25% to 2.60%	5,558,764	7.54 to 7.45	41,870,260	0.00%	-24.61% to -25.48%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2010	1.25% to 2.35%	4,173,894	10.62 to 10.29	44,152,956	0.96%	8.01% to 6.81%
2009	1.25% to 2.25%	2,640,057	9.83 to 9.65	25,895,246	0.07%	11.54% to 10.41%
2008	1.25% to 2.15%	956,646	8.81 to 8.75	8,419,198	0.00%	-11.87% to -12.54%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2010	1.25% to 2.50%	31,449,317	10.42 to 10.05	326,887,970	0.61%	11.22% to 9.82%
2009	1.25% to 2.50%	19,221,244	9.37 to 9.15	179,712,793	0.18%	16.48% to 15.01%
2008	1.25% to 2.25%	6,805,816	8.04 to 7.97	54,652,358	0.00%	-19.59% to -20.27%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2010	1.25% to 2.50%	33,709,714	10.70 to 10.32	359,864,259	0.74%	13.03% to 11.60%
2009	1.25% to 2.50%	21,078,676	9.47 to 9.25	199,157,729	0.25%	19.20% to 17.69%
2008	1.25% to 2.50%	9,034,723	7.94 to 7.86	71,666,425	0.00%	-20.56% to -21.40%	*

(Continued)

NATIONWIDE VARIABLE ACCOUNT -12 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2010	1.25% to 2.50%	10,120,254	$10.63 to $ 10.25	$107,068,837	0.87%	9.58% to 8.20%
2009	1.25% to 2.50%	6,475,804	9.70 to 9.47	62,597,653	0.12%	13.68% to 12.25%
2008	1.25% to 2.15%	2,547,527	8.53 to 8.46	21,679,215	0.00%	-14.71% to -15.36%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	1.25% to 2.60%	718,974	14.12 to 12.92	10,009,341	1.84%	26.90% to 25.17%
2009	1.25% to 2.60%	725,750	11.12 to 10.32	7,981,412	3.02%	22.08% to 20.40%
2008	1.25% to 2.60%	740,889	9.11 to 8.57	6,685,173	0.59%	-36.84% to -37.71%
2007	1.25% to 2.60%	725,842	14.43 to 13.77	10,392,221	0.61%	-17.12% to -18.26%
2006	1.25% to 2.60%	655,692	17.41 to 16.84	11,346,461	0.91%	28.46% to 26.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	1.25% to 2.70%	1,850,540	16.81 to 15.19	31,901,434	0.00%	11.35% to 9.71%
2009	1.25% to 2.70%	1,807,299	15.09 to 13.84	28,109,535	0.00%	42.04% to 39.96%
2008	1.25% to 2.70%	1,774,843	10.63 to 9.89	19,536,940	0.00%	-34.72% to -35.68%
2007	1.25% to 2.70%	1,673,037	16.28 to 15.38	28,396,895	0.00%	22.80% to 20.99%
2006	1.25% to 2.70%	1,289,943	13.25 to 12.71	17,970,932	0.00%	6.53% to 4.97%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	1.25% to 2.60%	1,005,451	14.09 to 12.82	14,710,996	0.00%	27.24% to 25.50%
2009	1.25% to 2.60%	981,102	11.07 to 10.22	11,278,439	0.41%	33.04% to 31.22%
2008	1.25% to 2.60%	978,833	8.32 to 7.79	8,542,399	0.00%	-39.94% to -40.76%
2007	1.25% to 2.60%	992,086	13.86 to 13.14	14,518,178	0.00%	12.09% to 10.55%
2006	1.25% to 2.60%	850,262	12.36 to 11.89	11,187,197	0.00%	3.74% to 2.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	1.25% to 2.60%	767,001	14.10 to 12.83	10,793,359	0.07%	24.83% to 23.13%
2009	1.25% to 2.60%	753,278	11.29 to 10.42	8,525,935	0.00%	27.53% to 25.79%
2008	1.25% to 2.60%	777,159	8.85 to 8.28	6,938,507	0.20%	-27.06% to -28.06%
2007	1.25% to 2.60%	764,876	12.14 to 11.51	9,405,602	0.01%	-5.34% to -6.64%
2006	1.25% to 2.60%	692,952	12.82 to 12.33	9,024,746	0.15%	15.39% to 13.82%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	1.25% to 3.10%	2,423,651	12.38 to 10.88	29,755,322	0.91%	17.22% to 15.03%
2009	1.25% to 3.10%	2,586,373	10.56 to 9.46	27,108,814	2.06%	25.06% to 22.72%
2008	1.25% to 3.10%	2,883,828	8.45 to 7.71	24,353,612	0.24%	-34.64% to -35.87%
2007	1.25% to 3.10%	2,921,920	12.92 to 12.02	38,028,729	1.04%	0.62% to -1.28%
2006	1.25% to 3.10%	2,619,510	12.84 to 12.18	34,060,454	1.17%	15.42% to 13.27%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	1.25% to 3.10%	674,324	10.26 to 9.73	6,889,675	3.87%	2.67% to 0.75%

2010	Reserves for annuity contracts in payout phase:				$6,412,735
2010	Contract owners equity:				$1,659,213,789
2009	Reserves for annuity contracts in payout phase:				$6,242,032
2009	Contract owners equity:				$1,199,462,127
2008	Reserves for annuity contracts in payout phase:				$94,124
2008	Contract owners equity:				$748,850,483
2007	Reserves for annuity contracts in payout phase:				$19,075
2007	Contract owners equity:				$721,521,134
2006	Contract owners equity:				$405,080,326
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.